Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets [Abstract]
Statutory reserve percentage	10.00%
Accumulated statutory common reserve balance percentage	50.00%
Maximum statutory reserve required	$ 10,193,717	$ 150,287,435
Accumulated statutory appropriation balance	13,651,398	11,309,831
Restricted net assets unavailable	$ 33,958,923	$ 31,617,357